Subsequent Events - Additional Information (Detail) $ in Millions	Jul. 02, 2018 USD ($)
Subsequent Event [Line Items]
Unsecured bond obligations	$ 2,400
Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured bond obligations	2,400
Secured credit facilities	5,400
Subsequent Event [Member] | Senior Secured Notes Due in 2025 [Member]
Subsequent Event [Line Items]
Aggregate principle amount	$ 880
Debt instrument, interest rate (as percent)	12.00%
Debt maturity	Dec. 03, 2025
Bear interest at annual rate payable in cash	4.00%
Bear interest at annual rate payable in kind	8.00%
Frequency of periodic payment	Semi-annually
Subsequent Event [Member] | Contingent Newbuild Obligations, Substantial Unliquidated Guaranty Obligations [Member]
Subsequent Event [Line Items]
Unsecured bond obligations	$ 1,000
Subsequent Event [Member] | Fresh Capital and Leaving Employee, Customer, and Ordinary Trade Claims [Member]
Subsequent Event [Line Items]
Secured credit facilities	1,000
Subsequent Event [Member] | Unsecured Interest Rate and Currency Swap Claims [Member]
Subsequent Event [Line Items]
Unsecured bond obligations	$ 249,000